Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BLACKROCK FUNDS
Prospectus Date	rr_ProspectusDate	Nov. 27, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BLACKROCK FUNDSSM

BlackRock Total Factor Fund

(the “Fund”)

Supplement dated February 7, 2020 to the

Summary Prospectuses, Prospectuses and Statement of Additional Information (“SAI”) of the Fund,

each dated November 27, 2019, as supplemented

The Fund currently operates as a diversified fund under the Investment Company Act of 1940, as amended.

Accordingly, effective immediately, the following changes are made to the Fund’s Summary Prospectuses, Prospectuses and SAI, as applicable:

The last paragraph in the section of each Summary Prospectus entitled “Key Facts About BlackRock Total Factor Fund — Principal Investment Strategies of the Fund” and the last paragraph in the sections of each Prospectus entitled “Fund Overview — Key Facts About BlackRock Total Factor Fund — Principal Investment Strategies of the Fund” and “Details About the Fund — How the Fund Invests — Principal Investment Strategies” are deleted in their entirety.

The section of each Summary Prospectus entitled “Key Facts About BlackRock Total Factor Fund — Principal Risks of Investing in the Fund” and the sections of each Prospectus entitled “Fund Overview — Key Facts About BlackRock Total Factor Fund — Principal Risks of Investing in the Fund,” and “Details About the Fund — Investment Risks — Principal Risks of Investing in the Fund” are amended to delete “Non-Diversification Risk.”

BlackRock Total Factor Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BLACKROCK FUNDSSM

BlackRock Total Factor Fund

(the “Fund”)

Supplement dated February 7, 2020 to the

Summary Prospectuses, Prospectuses and Statement of Additional Information (“SAI”) of the Fund,

each dated November 27, 2019, as supplemented

The Fund currently operates as a diversified fund under the Investment Company Act of 1940, as amended.

Accordingly, effective immediately, the following changes are made to the Fund’s Summary Prospectuses, Prospectuses and SAI, as applicable:

The last paragraph in the section of each Summary Prospectus entitled “Key Facts About BlackRock Total Factor Fund — Principal Investment Strategies of the Fund” and the last paragraph in the sections of each Prospectus entitled “Fund Overview — Key Facts About BlackRock Total Factor Fund — Principal Investment Strategies of the Fund” and “Details About the Fund — How the Fund Invests — Principal Investment Strategies” are deleted in their entirety.

The section of each Summary Prospectus entitled “Key Facts About BlackRock Total Factor Fund — Principal Risks of Investing in the Fund” and the sections of each Prospectus entitled “Fund Overview — Key Facts About BlackRock Total Factor Fund — Principal Risks of Investing in the Fund,” and “Details About the Fund — Investment Risks — Principal Risks of Investing in the Fund” are amended to delete “Non-Diversification Risk.”